CONTINGENT SHARES AND EARNOUT LIABILITIES	12 Months Ended
Dec. 31, 2023
CONTINGENT SHARES AND EARNOUT LIABILITIES
CONTINGENT SHARES AND EARNOUT LIABILITIES

12.CONTINGENT SHARES AND EARNOUT LIABILITIES

As of December 31, 2023 and 2022, activity related to the contingent shares and earnout liabilities consist of the following:

	2023		2022
Balance at Beginning of Year	$14,656,666		$38,428,700	(i)
Contingent Shares Issued	(4,446,000)	(ii)	5,460,000	(ii)
Change in Fair Value of Contingent Liabilities	24,378,334		(29,232,034)
Balance at End of Year	$34,589,000		$14,656,666

(i)	Contingent Earnout – Business Combination on June 29, 2021

Upon closing of the Business Combination, 1,008,975 Equity Shares issued to the sponsor of Mercer Park were locked up by the Company. These Equity Shares are to be released from the lock-up restrictions based upon the amount of cash raised by the Company from certain debt and equity financings through June 2023. During the year ended December 31, 2021, the Company released 392,819 Equity Shares that were originally subject to lock-up restrictions. In accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), management determined the provisions of these earnouts required liability treatment. Accordingly, the remaining 616,156 Equity Shares are subject to a capital-based earnout of permitted debt or equity financings within one year following closing, as further detailed in the Investor Rights Agreement entered into on June 29, 2021 in connection with the completion of the Business Combination (which is available on SEDAR at www.sedar.com). As of December 31, 2023 and 2022, the value of the contingent earnout was $0 and $1,207,666, respectively, and included as a component of contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The decreases in fair value of $1,207,666 and $1,164,534 were recorded as components of the change in fair value of contingent liabilities during the years ended December 31, 2023 and 2022, respectively, and are included in the accompanying Consolidated Statements of Operations. As of December 31, 2023, the Company determined the criteria for the sponsor earnout liability related to the Mercer Park Transaction was not met at the expiration of the term and recorded the change in fair value of contingent consideration. Accordingly, as of December 31, 2023, the sponsor earnout liability was nil.

Additional earnout payments consisting of up to an additional 6,306,095 Equity Shares are issuable to the previous sponsor of Mercer Park and all holders of record of the Equity Shares, the Exchangeable Shares, vested stock options and vested RSUs as of December 31, 2022 in the event the 20-day VWAP of the Equity Shares reaches $13.00 or $15.00 within two years of closing of the Business Combination. In the event that the permitted debt or equity raised by the Company and the Equity Share price targets are not met, as described in the Investor Rights Agreement, the earnout payments will be forfeited. In accordance with ASC 480, management determined the provisions of these earnouts did not require liability treatment. As of December 31, 2023 and 2022, no Equity Shares were issued in connection with these earnouts.

Contingent Earnout – Camarillo Transaction

During the year ended December 31, 2021, the Company purchased certain real property in Camarillo, California (the “Camarillo Transaction”). As a consideration for the option right to purchase certain real property in conjunction with the Camarillo Transaction (the “Option Right”), the Company is obligated to pay a contingent earnout fee of up to $75,000,000, payable in the Equity Shares, if certain conditions and financial metrics are met. As of December 31, 2023 and 2022, the fair value of the contingent earnout was $18,069,000 and $4,041,000, respectively, and included as a component of contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The increase in fair value of $14,028,000 and decrease in fair value of $18,530,000 were recorded as components of the change in fair value of contingent liabilities during the years ended December 31, 2023 and 2022, respectively, and is included as components of the change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the potential earn-out of the facilities’ adjusted earnings during the earnout period and is measured at fair value using a discounted cash flow model that is based on unobservable inputs. During the year ended December 31, 2022, the Company’s original estimated earnings from the facility were not as expected and accordingly, the Company reduced the fair value of the earnout liability. During the year ended December 31, 2023, due to the improvement in the Company’s operations at the facility, the Company determined the potential earnings had significantly increased and as a result increased the fair value of the earnout liability.

12.CONTINGENT SHARES AND EARNOUT LIABILITIES (Continued)

Contingent Shares – Camarillo Transaction

As additional consideration for the Option Right, the Company issued 6,500,000 Equity Shares upon the closing of the Camarillo Transaction. The Company allocated the fair value of the Option Right to the assets acquired upon its exercise in September 2021. In addition to the Equity Shares issued for the Option Right, the Company is obligated to issue up to 3,500,000 Equity Shares as a contingent payment, which are subject to certain conditions and events following closing. As of December 31, 2023 and 2022, the fair value of the contingent payment was $16,520,000 and $6,860,000, respectively, and included as a component in contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The Company recorded increase in fair value of $9,660,000 and decrease in fair value of $6,625,500 during the years ended December 31, 2023 and 2022, respectively, and were included as components of the change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. The value of the contingent consideration is based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs.

(ii)Contingent RSUs – Plus Products

As consideration for the acquisition of Plus Products, see “Note 8 – Business Acquisitions” for further details, the Company issued 1,300,000 RSUs contingent on revenue earnout provisions. The Company allocated the fair value of the contingent RSUs to the net assets acquired upon the closing of the transaction in April 2022. As of December 31, 2023 and 2022, the fair value of the contingent RSUs was $0 and $2,548,000, respectively, and included as a component in contingent shares and earnout liabilities in the accompanying Consolidated Balance Sheets. The Company recorded an increase in fair value of $1,898,000 and decrease in fair value of $2,912,000, respectively, during the years ended December 31, 2023 and 2022, and it was included as a component of change in fair value of contingent liabilities in the accompanying Consolidated Statements of Operations. During the year ended December 31, 2023, the Company moved $4,446,000 of contingent shares payable related to the Plus Business Acquisition to additional paid-in-capital. See “Note 15 – Shareholders’ Equity” for further discussion. The value of the contingent consideration is based upon the value of the Company’s Equity Shares, the probability of future events occurring and other unobservable inputs.